Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 18,767		$ 2,656	¥ 18,250
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Purchase consideration	816	$ 115
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	576	81
Intangible assets, net	501		71
Deferred tax liabilities	(86)		(12)
Pre-existing interests	(579)	$ (82)
Noncontrolling interests	(113)		(16)
Goodwill	517		73
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	¥ 816		$ 115